Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Jul. 25, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2016